United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2009

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

July 31, 2009

(Unaudited)

	Shares	Value
Domestic Common Stocks – 82.50%

Banking – 4.40%
U.S. Bancorp (USB)	1,500	30,615

Business Services – 3.42%
Moody’s Corporation (MCO)	1,000	23,740

Computer Equipment – 1.92%
Dell (DELL)*	1,000	13,380

Consumer Durables – 1.95%
Harley Davidson (HOG)	600	13,560

Credit Card Service – 3.67%
American Express Company (AXP)	900	25,497

Diversified Holding Companies – 13.73%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	95,413

Drugs – 6.40%
Forest Laboratories Inc (FRX)*	700	18,081
Mylan Inc (MYL)*	2,000	26,380
		44,461

Energy Exploration Services – 3.06%
Dawson Geophysical (DWSN)*	700	21,287

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2009

(Unaudited)

	Shares	Value
Healthcare Products – 5.26%
Johnson & Johnson (JNJ)	600	36,534

Healthcare Services – 9.75%
Coventry Healthcare (CVH)*	500	11,500
UnitedHealth Group, Inc. (UNH)	800	22,448
WellPoint, Inc. (WLP)*	500	26,320
		60,268

Industrial Equipment – 8.58%
Hurco Companies Inc (HURC)*	800	15,616
Middleby Corp. (MIDD)*	900	44,010
		59,626

Oil & Gas – 4.81%
Cimarex Energy Co. (XEC)	725	25,941
W&T Offshore, Inc. (WTI)	700	7,483
		33,424

Pay Television Services – 2.44%
Dish Network Corp CL A (DISH)	1,000	16,950

Railroads – 4.18%
Burlington Northern Santa Fe (BNI)	370	29,078

Retail – 10.02%
Sears Holdings Corp* (SHLD)	1,050	69,657

Total Domestic Common Stocks		573,490

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2009

(Unaudited)

	Shares	Value
Foreign Common Stocks – 10.41%

Canada – 3.47%
Oil and Gas – 3.47%
Canadian Natural Resources ADR (CNQ)	400	24,156

Mexico – 3.44%
Building Materials – 3.44%
CEMEX ADR (CX)	2,548	23,926

South Korea – 3.49%
Steel – 3.49%
POSCO ADR (PKX)	240	24,257

Total Foreign Common Stocks		72,339

Short-Term Investments – 7.02%
Schwab Cash Reserves – 0.07% yld.**	48,787	48,787
Total Short-Term Investments		48,787

Total investments – 99.92%		694,616

Other assets in excess of liabilities –0.08%		523

Net assets – 100.00%		$695,139

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at July 31, 2009.

The accompanying notes are an integral part of these financial statements.

At July 31, 2009, the gross unrealized appreciation for all securities totaled $81,086 and the gross unrealized depreciation for all securities totaled $168,936 or a net unrealized depreciation of $87,850.  The aggregate cost of securities for federal income tax purposes at July 31, 2009 was $782,466, including short-term investments.

FAS 157 – Summary of Fair Value Exposure at July 31, 2009

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2009, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Assets: Securities	$645,830	$645,830	-0-	-0-
Total	$645,830	$645,830	-0-	-0-

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

September 28, 2009